                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUNDS (PROSPECTUS EFFECTIVE DATE)                                MATERIAL NUMBER
Disciplined Asset Allocation Portfolios - Aggressive,                S-6521-99 D
Disciplined Asset Allocation Portfolios - Conservative,
Disciplined Asset Allocation Portfolios - Moderate, Disciplined
Asset Allocation Portfolios - Moderately Aggressive,
Disciplined Asset Allocation Portfolios - Moderately
Conservative (April 30, 2010)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Funds' portfolio managers have been changed. This change results in modification to the investment process used for the Funds. The foregoing changes are reflected in the revised Principal Investment Strategies of the Fund and the Fund Management, and Fund Management and Compensation sections of the Funds' prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Funds' prospectus:

The list of portfolio managers shown under the caption "Fund Management" for each Fund in the Summaries of the Funds section, is superseded and replaced as follows:

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Anwiti Bahuguna     Portfolio Manager   May 2010
Kent Bergene        Portfolio Manager   May 2010
David Joy           Portfolio Manager   May 2010
Colin Moore         Portfolio Manager   May 2010
Kent Peterson       Portfolio Manager   May 2010
Marie Schofield     Portfolio Manager   May 2010

The description of the portfolio managers responsible for the Funds' day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" in the More Information about the Funds section, is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Anwiti Bahuguna, Portfolio Manager

-    Managed the Fund since May 2010

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

Kent Bergene, Portfolio Manager

-    Managed the Fund since May 2010.

-    Joined the investment manager in 1981.

- Vice President, Mutual Fund products, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

-    BS, University of North Dakota.

David Joy, Portfolio Manager

-    Managed the Fund since May 2010.

-    Joined the investment manager in 2003.

- Vice President, Chief Market Strategist of the investment manager; Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003.

- AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

Colin Moore, Portfolio Manager

-    Managed the Fund since May 2010.

-    Chief Investment Officer of the investment manager.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

Kent Peterson, Ph.D., Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie Schofield, CFA, Portfolio Manager

-    Managed the Fund since May 2010

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990.

The information under the caption "Principal Investment Strategies of the Fund" for each Fund in the Summaries of the Funds section is hereby superseded and replaced with the following information:

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- CONSERVATIVE

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which the investment manager, Columbia Management Investement Advisers, LLC (formerly RiverSource Investments), acts as investment manager or an affiliate acts as principal underwriter. The investment manager is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. The Fund's assets will be reallocated monthly subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.

ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:



                        ASSET CLASS           ALTERNATIVE
               -----------------------------    INVESTMENT
               EQUITY   FIXED INCOME    CASH    STRATEGY
               ------   ------------   -----   -----------
Conservative    0-40%      20-99%      0-40%      0-20%

* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities, including emerging market securities. There are also target allocation range constraints that are intended to promote diversification within the asset classes.

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY CONSERVATIVE

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments), acts as investment manager or an affiliate acts as principal underwriter. The investment manager is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. The Fund's assets will be reallocated monthly subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.

ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                        ASSET CLASS           ALTERNATIVE
               ----------------------------   INVESTMENT
               EQUITY   FIXED INCOME   CASH    STRATEGY
               ------   ------------   ----   -----------
Moderately     15-55%      15-85%      0-30%     0-20%
Conservative

* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities, including emerging market securities. There are also target allocation range constraints that are intended to promote diversification within the asset classes.

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATE

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which the investment manager, Columbia Management Investement Advisers, LLC (formerly RiverSource Investments), acts as investment manager or an affiliate acts as principal underwriter. The investment manager is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. The Fund's assets will be reallocated monthly subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.

ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                        ASSET CLASS           ALTERNATIVE
               ----------------------------   INVESTMENT
               EQUITY   FIXED INCOME   CASH    STRATEGY
               ------   ------------   ----   -----------
Moderate       30-70%      10-70%      0-20%     0-20%

* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities, including emerging market securities. There are also target allocation range constraints that are intended to promote diversification within the asset classes.

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY AGGRESSIVE

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which the investment manager, Columbia Management Investement Advisers, LLC (formerly RiverSource Investments), acts as investment manager or an affiliate acts as principal underwriter. The investment manager is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. The Fund's assets will be reallocated monthly subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.

ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification among the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                         ASSET CLASS           ALTERNATIVE
                ----------------------------    INVESTMENT
                EQUITY   FIXED INCOME   CASH    STRATEGY
                ------   ------------   ----   -----------
Moderately
   Aggressive   45-85%      5-55%       0-20%     0-20%

* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities, including emerging market securities. There are also target allocation range constraints that are intended to promote diversification within the asset classes.

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- AGGRESSIVE

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which the investment manager, Columbia Management Investement Advisers, LLC (formerly RiverSource Investments), acts as investment manager or an affiliate acts as principal underwriter. The investment manager is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. The Fund's assets may be reallocated monthly subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.

ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:


                        ASSET CLASS           ALTERNATIVE
               ----------------------------    INVESTMENT
               EQUITY   FIXED INCOME   CASH     STRATEGY
               ------   ------------   ----   -----------
Aggressive     60-89%      0-40%       0-20%     0-20%

* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities, including emerging market securities. There are also target allocation range constraints that are intended to promote diversification within the asset classes.

The information under the caption "Principal Investment Strategies of the Funds" in the More Information about the Funds section is hereby superseded and replaced with the following information:

The Funds are intended for investors who have an objective of achieving a high level of total return that is consistent with a certain level of risk, but prefer to have investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) acts as investment manager or an affiliate acts as principal underwriter. The investment manager is the investment manager for each of the Funds. By investing in several underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. Each Fund's asset allocation is expected to be different based on its different risk profile, as discussed under "Objectives." The Fund's assets may be reallocated monthly subject to constraints that set minimum or maximum exposure between asset classes, as set forth in Table 1, and within asset classes, as set forth in Table 2.

ASSET CLASS ALLOCATION. The investment manager will manage each Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 1 are intended to promote diversification between the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

                       TABLE 1. ASSET CLASS RANGES BY FUND
                                   Asset Class
          (Target Allocation Range -- under normal market conditions)*

                                                   Alternative
                                   Fixed            Investment
Fund                      Equity   Income   Cash    Strategy
----                      ------   ------   ----   -----------
Conservative               0-40%   20-99%   0-40%     0-20%
Moderately Conservative   15-55%   15-85%   0-30%     0-20%
Moderate                  30-70%   10-70%   0-20%     0-20%
Moderately Aggressive     45-85%    5-55%   0-20%     0-20%
Aggressive                60-89%    0-40%   0-20%     0-20%

* Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Funds, seeking to achieve each Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market

(cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities (including emerging market securities). The target allocation range constraints set forth in Table 2 are intended to promote diversification within the asset classes.

                   TABLE 2. INVESTMENT CATEGORY RANGES BY FUND

                                                                               Disciplined Asset Allocation Portfolios
                                                                     (Target Allocation Range -- Under Normal Market Conditions)**
                                                                    ----------------------------------------------------------------
                                                                                    Moderately               Moderately
Investment Category           Eligible Underlying Fund*             Conservative   Conservative   Moderate   Aggressive   Aggressive
--------------------------    -----------------------------------   ------------   ------------   --------   ----------   ----------
Asset Class (Target Ranges Set Forth In Table 1): EQUITY
U.S. Large Cap Value/Growth   RiverSource Disciplined Equity Fund      0-30%           0-40%        0-50%       0-54%        0-54%
                              RiverSource Disciplined Large Cap
                              Growth Fund                              0-30%           0-40%        0-50%       0-54%        0-54%
                              RiverSource Disciplined Large Cap
                              Value Fund                               0-30%           0-40%        0-50%       0-54%        0-54%
U.S. Small/Mid Cap Equities   RiverSource Disciplined Small and
                              Mid Cap Equity Fund                      0-22%           0-24%        0-25%       0-27%        0-28%
International Equities        RiverSource Disciplined
                              International Equity Fund                0-30%           0-40%        0-50%       0-54%        0-54%

Asset Class (Target Ranges Set Forth In Table 1): FIXED INCOME
TIPS                          RiverSource Inflation Protected          0-27%           0-26%        0-24%       0-23%        0-22%
                              Securities Fund
U.S. Investment Grade Bonds   RiverSource Diversified Bond Fund        0-54%           0-54%        0-50%       0-41%        0-32%
High Yield Bonds              RiverSource High Yield Bond Fund         0-27%           0-26%        0-24%       0-23%        0-22%
International Bonds           RiverSource Global Bond Fund             0-27%           0-26%        0-24%       0-23%        0-22%
Emerging Markets Bonds        RiverSource Emerging Markets Bond
                              Fund                                     0-27%           0-26%        0-24%       0-23%        0-22%

Asset Class (Target Ranges Set Forth In Table 1): CASH
Cash                          RiverSource Cash Management Fund         0-40%           0-30%        0-20%       0-20%        0-20%

Asset Class (Target Ranges Set Forth In Table 1): ALTERNATIVE INVESTMENT STRATEGIES
                              RiverSource Absolute Return              0-20%           0-20%        0-20%       0-20%        0-20%
                              Currency and Income Fund

* A summary of the principal investment strategies of each underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the SAI. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

** Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation of the assets of the Funds among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager will report to each Fund's Board on the steps it has taken to manage any potential conflicts.

                                                               S-6521-4 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Variable Portfolio (VP) - Balanced Fund                 S-6466-99 AE
(April 30, 2010)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management, and Portfolio Management sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of RiverSource VP - Balanced Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Steve Schroll       Portfolio Manager   2008
Laton Spahr         Portfolio Manager   2008
Paul Stocking       Portfolio Manager   2008
Colin J. Lundgren   Portfolio Manager   May 2010
Tom Murphy          Portfolio Manager   2003
Scott Schroepfer    Portfolio Manager   2008

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Portfolio Management" in the More Information about the Funds section for RiverSource VP - Balanced Fund is superseded and replaced as follows:

Portfolio Managers. The Fund is allocated among equity and fixed income asset classes. The portfolio managers responsible for the day-to-day management of the equity portion of the Fund are:

Steve Schroll, Portfolio Manager

-    Managed the Fund since 2008.

-    Joined the investment manager in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

-    Began investment career in 1981.

-    MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

-    Managed the Fund since 2008.

-    Joined the investment manager in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

-    Began investment career in 1998.

-    MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

-    Managed the Fund since 2008.

-    Joined the investment manager in 1995 as a Senior Equity Analyst.

-    Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

-    Began investment career in 1987.

-    MBA, University of Chicago.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Senior Vice President and Head of Fixed Income.

-    Joined the investment manager in 1986.

-    Began investment career in 1989.

-    BA, Lake Forest College.

Tom Murphy, CFA, Portfolio Manager

-    Managed the Fund since 2003.

-    Sector Leader of investment grade credit sector team.

-    Joined the investment manager in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

-    Began investment career in 1986.

-    MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

-    Managed the Fund since 2008.

-    Sector Manager on high yield fixed income sector team.

-    Joined the investment manager in 1990.

-    Began investment career in 1986.

-    MBA, University of Minnesota.

                                                             S-6466-134 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Variable Portfolio (VP) - Core Equity Fund               S-6347-99 H
(April 30, 2010)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. This change results in modification to the investment process used for the Fund. The foregoing changes are reflected in the revised Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Fund Management, and Fund Management and Compensation sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of the Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER        TITLE           MANAGED FUND SINCE
------------------   -----------------   ------------------
Brian M. Condon      Portfolio Manager   May 2010
Gina K. Mourtzinou   Portfolio Manager   2008

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" in the More Information about the Fund section is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Brian M. Condon, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

-    Began investment career in 1993.

-    BA from Bryant College and MS in finance from Bentley College.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

-    Managed the Fund since 2008.

- Joined the investment manager as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

-    Ph.D., MIT.

The information under the caption "Principal Investment Strategies of the Fund" in the Summary of the Fund section is hereby superseded and replaced with the following information:

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. In pursuit of the Fund's objective, the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund's investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, to maintain investment efficiency or to increase flexibility.

The information under the caption "Principal Investment Strategies of the Fund" in the More Information about the Funds section is hereby superseded and replaced with the following information:

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The universe of stocks from which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), selects the Fund's investments primarily will be those included in the Fund's benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund's objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is designed to identify companies with:

-    Attractive valuations, based on factors such as price-to-earnings ratios;

-    Sound balance sheets; or

-    Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to other potential investments;

- The company continues to meet the investment manager's performance expectations; or

-    The security is removed from the Index.

The Fund's investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, to maintain investment efficiency or to increase flexibility.

The information under the caption "Principal Risks of Investing in the Fund" in the Summary of the Fund section and in the More Information about the Fund section is hereby revised to include the following:

PORTFOLIO TURNOVER RISK. The investment manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses.

                                                               S-6347-3 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Variable Portfolio - (VP) Diversified Bond Fund         S-6466-99 AE
(April 30, 2010)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management, and Portfolio Management sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of RiverSource VP - Diversified Bond Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Colin J. Lundgren   Portfolio Manager   May 2010
Tom Murphy          Portfolio Manager   2002
Scott Schroepfer    Portfolio Manager   2008

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Portfolio Management" in the More Information about the Funds section for RiverSource VP - Diversified Bond Fund is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Senior Vice President and Head of Fixed Income.

-    Joined the investment manager in 1986.

-    Began investment career in 1989.

-    BA, Lake Forest College.

Tom Murphy, CFA, Portfolio Manager

-    Managed the Fund since 2002.

-    Sector Leader of investment grade credit sector team.

-    Joined the investment manager in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

-    Began investment career in 1986.

-    MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

-    Managed the Fund since 2008.

-    Sector Manager on high yield fixed income sector team.

-    Joined the investment manager in 1990.

-    Began investment career in 1986.

-    MBA, University of Minnesota.

                                                             S-6466-136 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Variable Portfolio - (VP) Dynamic Equity Fund           S-6466-99 AE
(April 30, 2010)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. This change results in modification to the investment process used for the Fund. The foregoing changes are reflected in the revised Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Fund Management and Portfolio Management sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of RiverSource VP - Dynamic Equity Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Brian M. Condon     Portfolio Manager   May 2010
Gina K. Mourtzinou  Portfolio Manager   2008

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Portfolio Management" in the More Information about the Funds section for RiverSource VP - Dynamic EquityFund is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Brian M. Condon, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

-    Began investment career in 1993.

-    BA from Bryant College and MS in finance from Bentley College.

Gina K. Mourtzinou, Ph.D., Portfolio Manager o Managed the Fund since 2008.

- Joined the investment manager as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

-    Ph.D., MIT.

The information under the caption "Principal Investment Strategies of the Fund" in the Summary of RiverSource VP - Dynamic Equity Fund section is hereby superseded and replaced with the following information:

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

The universe of stocks from which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), selects the Fund's investments primarily will be those included in the Fund's benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund's objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund's investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

The information under the caption "Principal Investment Strategies of the Fund" in the More Information about the Funds section for RiverSource VP - Dynamic Equity Fund is hereby superseded and replaced with the following information:

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

The universe of stocks from which the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), selects the Fund's investments primarily will be those included in the Fund's benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund's objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is designed to identify companies with:

-    Attractive valuations, based on factors such as price-to-earnings ratios;

-    Sound balance sheets; or

-    Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to other potential investments;

- The company continues to meet the investment manager's performance expectations; or

-    The security is removed from the Index.

The Fund's investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

The information under the caption "Principal Risks of Investing in the Fund" in the Summary of RiverSource VP - Dynamic Equity Fund section is hereby revised to include the following:

PORTFOLIO TURNOVER RISK. The investment manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses.

The information under the caption "Principal Risks of Investing in the Fund" in the More Information about the Funds section for RiverSource VP - Dynamic Equity Fund is hereby revised to include the following:

-    Portfolio Turnover Risk

The information under the caption "Descriptions of the Principal Risks of Investing in the Funds" is hereby revised to add RiverSource VP - Dynamic Equity Fund to the list of Funds that are subject to Portfolio Turnover Risk.

                                                             S-6466-132 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Variable Portfolio - (VP) Global Inflation Protected    S-6466-99 AE
Securities Fund (April 30, 2010)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management and Portfolio Management sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of RiverSource VP - Global Inflation Protected Securities Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER       TITLE           MANAGED FUND SINCE
-----------------   -----------------   ------------------
Colin J. Lundgren   Portfolio Manager   May 2010
Nicholas Pifer      Portfolio Manager   2005

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Portfolio Management" in the More Information about the Funds section for RiverSource VP - Global Inflation Protected Securities Fund is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Senior Vice President and Head of Fixed Income.

-    Joined the investment manager in 1986.

-    Began investment career in 1989.

-    BA, Lake Forest College.

Nicholas Pifer, CFA, Portfolio Manager

-    Managed the Fund since 2005.

-    Sector Leader of global fixed income sector team.

-    Joined the investment manager in 2000.

-    Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

-    Began investment career in 1990.

-    MA, Johns Hopkins University School of Advanced International Studies.

                                                             S-6466-137 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Variable Portfolio (VP) - S&P 500 Index Fund            S-6466-99 AE
(April 30, 2010)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. This change results in modification to the investment process used for the Fund. The foregoing changes are reflected in the revised Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Fund Management, and Portfolio Management sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of RiverSource VP - S&P 500 Index Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER         TITLE           MANAGED FUND SINCE
-------------------   -----------------   ------------------
Alfred F. Alley III   Portfolio Manager   May 2010
Cheryl D'Hollander    Portfolio Manager   May 2010

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Portfolio Management" in the More Information about the Funds section for RiverSource VP - S&P 500 Index Fund is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Alfred F. Alley III, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

Cheryl D'Hollander, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2003.

The information under the caption "Principal Investment Strategies of the Fund" in the Summary of RiverSource VP - S&P 500 Index Fund section is hereby superseded and replaced with the following information:

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities that are contained in the S&P 500.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that may affect security values.

The information under the caption "Principal Investment Strategies of the Fund" in the More Information about the Funds section for RiverSource VP - S&P 500 Index Fund is hereby superseded and replaced with the following information:

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that may affect security values. The investment manager will monitor the performance of the Fund against the Index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of 0.95 or better is not achieved, the Fund's Board of Trustees (Board) will consider alternative arrangements.

The Fund may change its target Index for a different index if the current Index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current Index. The substitute index will measure the same general segment of the market as the current Index.

Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security continues to be included in the S&P 500.

- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

-    A company's market weighting otherwise changes with respect to the S&P 500.

- Timing of cash flows in and out of the Fund requires the investment manager to sell a security.

For more information on investment strategies and the S&P 500, please refer to the SAI. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

The information under the caption "Principal Risks of Investing in the Fund" in the Summary of RiverSource VP - S&P 500 Index Fund and the More Information about the Funds section for RiverSource VP - S&P 500 Index Fund is hereby revised to remove Quantitative Model Risk.

The information under the caption "Descriptions of the Principal Risks of Investing in the Funds" is hereby revised to remove RiverSource VP - S&P 500 Index Fund from the list of Funds that are subject to Quantitative Model Risk.

                                                             S-6466-133 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Variable Portfolio (VP) - Short Duration U.S.           S-6466-99 AE
Government Fund (April 30, 2010)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management and Portfolio Management sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The list of portfolio managers shown under the caption "Fund Management" in the Summary of RiverSource VP - Short Duration U.S. Government Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Jason J. Callan     Portfolio Manager   May 2010
Tom Heuer           Portfolio Manager   May 2010
Colin J. Lundgren   Portfolio Manager   May 2010

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Portfolio Management" in the More Information about the Fund section for RiverSource VP - Short Duration U.S. Government Fund is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Jason J. Callan, Portfolio Manager

-    Managed the Fund since May 2010.

-    Sector Manager on the liquid and structured assets sector team.

-    Joined the investment manager in 2007.

-    Trader, Principal Investment Activities Group, GMAC ResCap, 2004 to 2007.

-    Began investment career in 2004.

-    MBA, University of Minnesota.

Tom Heuer, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Sector Manager on the liquid and structured assets sector team since 2002.

-    Joined the investment manager in 1993.

-    MBA, University of Minnesota.

Colin J. Lundgren, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Senior Vice President and Head of Fixed Income.

-    Joined the investment manager in 1986.

-    Began investment career in 1989.

-    BA, Lake Forest College.

                                                             S-6466-138 A (5/10)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010


FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
Seligman Variable Portfolio (VP) - Growth Fund (April 30, 2010)     S-6466-99 AE

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio manager has been changed. This change results in modification to the investment process used for the Fund. The foregoing changes are reflected in the revised Principal Investment Strategies of the Fund, Fund Management, and Portfolio Management sections of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following changes are hereby made to the Fund's prospectus:

The portfolio manager named under the caption "Fund Management" in the Summary of the Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER        TITLE          MANAGED FUND SINCE
-----------------   -----------------   ------------------
John T. Wilson      Portfolio Manager   May 2010
Peter Deininger     Portfolio Manager   May 2010

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Portfolio Management" in the More Information about the Fund section is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

John T. Wilson, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since July 2005. Prior to July 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May 1996 to July 2005.

Peter Deininger, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since October 2002.

The information under the caption "Principal Investment Strategies of the Fund" in the Summary of the Fund section is hereby superseded and replaced with the following information:

The Fund invests primarily in common stocks of large U.S. companies that fall within the range of the Russell 1000(R) Growth Index (Index). The market capitalization range of the companies included within the Index was from $219.6 million to $316.61 billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund's investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund's net assets may be invested in foreign investments. The investment manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

The investment manager may invest in derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

The information under the caption "Principal Investment Strategies of the Fund" in the More Information about the Fund section is hereby superseded and replaced with the following information:

The Fund invests primarily in common stocks of large U.S. companies that fall within the range of the Russell 1000(R) Growth Index (Index). The market capitalization range of the companies included within the Index was from $219.6 million to $316.61 billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change.

The Fund's investment manager, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

In selecting individual securities for investment, the investment manager looks to identify large companies that it believes display certain characteristics, including but not limited to, one or more of the following:

-    Strong or improving company fundamentals;

-    Strong management;

- Market earnings expectations are at or below the investment manager's estimates;

- Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

- Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

-    Potential for above-average growth.

The Fund will generally sell a stock when the investment manager believes that:

-    The company fundamentals have deteriorated;

- The company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued); and/or

-    The investment manager's price target has been met.

The investment manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

The investment manager may invest in derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

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